UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Controller
Phone:  (212) 537-3605


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York            November 14, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       33

Form 13F Information Table Value Total: $250,450
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    FORM 13F INFORMATION TABLE

September 30, 2002
                                             Market                                          Other
Security                           Cusip     Value      Shares        Investment Discretion  Managers         Voting Authority
                                                                       SOLE          SHARED                 SOLE          SHARED
Providian Financial Corp.        74406A102   55,494   11,325,298   10,080,824     1,244,474     NO      10,080,824      1,244,474
Cablevision Systems Corp.        12686C109   25,464    2,810,574    2,648,811       161,763     NO       2,648,811        161,763
Bally Total Fitness Hldgs        05873K108   24,023    2,424,131    2,109,173       314,958     NO       2,109,173        314,958
Fleming Companies Inc            339130106   15,756    3,151,106    2,963,554       187,552     NO       2,963,554        187,552
Loews Corp                       540424108   12,079      281,629      263,502        18,127     NO         263,502         18,127
AT and T Corp                    001957505   11,787    2,162,774    2,023,345       139,429     NO       2,023,345        139,429
ValueVision International Inc.   92047K107   10,895      926,432      831,790        94,642     NO         831,790         94,642
White Mountains Ins. Grp.        G9618E107    9,130       31,000       29,003         1,997     NO          29,003          1,997
Multimedia Games Inc             625453105    8,587      436,068      403,449        32,619     NO         403,449         32,619
H&R Block                        093671105    8,296      197,477      184,755        12,722     NO         184,755         12,722
St. Paul Companies Inc           792860108    6,708      233,571      218,458        15,113     NO         218,458         15,113
Reebok International Ltd.        758110100    6,425      256,499      239,943        16,556     NO         239,943         16,556
Chiquita Brands International    170032809    6,230      403,253      382,673        20,580     NO         382,673         20,580
UST, Inc.                        902911106    5,214      184,829      172,876        11,953     NO         172,876         11,953
Grey Global Group Inc.           39787M108    5,186        8,790        8,219           571     NO           8,219            571
Humana, Inc.                     444859102    5,179      417,650      390,642        27,008     NO         390,642         27,008
Hewlett-Packard Co.              428236103    5,118      438,550      410,175        28,375     NO         410,175         28,375
Pass-Through Amortizing
   Credit Card Trust             702702AD3    4,588    5,000,000    5,000,000             0     NO       5,000,000              0
Readers Digest Association       755267101    4,355      278,288      260,311        17,977     NO         260,311         17,977
Moore Corporation Ltd            615785102    4,156      424,124      396,830        27,294     NO         396,830         27,294
Goldman Sachs Group              38141G104    3,310       50,123       50,123             0     NO          50,123              0
Laser Mortgage Mgt., Inc.        51806D100    1,490    1,137,600    1,040,498        97,102     NO       1,040,498         97,102
Nextwave Telecom B               65332M103    1,129      806,779      761,631        45,148     NO         761,631         45,148
BJS Wholesale Club               055482103      966       50,841       47,370         3,471     NO          47,370          3,471
Radio Unica Communications Corp  75040Q106      815    1,358,302    1,055,322       302,980     NO       1,055,322        302,980
Americredit Corp.                03060R101      798       98,917       92,865         6,052     NO          92,865          6,052
WR Grace and Co.                 38388F108      753      470,635      440,248        30,387     NO         440,248         30,387
Birmingham Steel Corp            091250100      662    1,614,300    1,367,954       246,346     NO       1,367,954        246,346
Encompass Services Corp.         29255U104      642    4,588,029    4,074,198       513,831     NO       4,074,198        513,831
Masco Cosp.                      574599106      391       20,000       18,707         1,293     NO          18,707          1,293
Telespectrum Worldwide           87951U109        1    1,489,500    1,251,409       238,091     NO       1,251,409        238,091
Mpower Holding Corp              62473L101        1       12,616       10,764         1,852     NO          10,764          1,852
Providian Financial Corp.
   Call 1-03 Strike 5            74406A1AA    1,697       18,854       16,005         2,849     NO          16,005          2,849
Encompass Services Corp
   10.5% Due 05-01-09            29255UAC8    3,125   19,530,000   16,564,000     2,966,000     NO      16,564,000      2,966,000
                                            250,450







02740.0001 #362436